Goodwill - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Goodwill [Line Items]
Goodwill	$ 152,088	¥ 989,530	$ 269,888	¥ 1,755,970	¥ 1,755,970	¥ 1,755,970
Hosting and Related Services
Goodwill [Line Items]
Goodwill				989,530
Managed Network Services
Goodwill [Line Items]
Goodwill				¥ 766,440